Supplement to the

Fidelity® Nasdaq Composite® Index Fund

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 34.

The fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

EIFB-07-01 June 29, 2007
1.807082.105

Supplement to the

Fidelity® 100 Index Fund

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

March 27, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 32.

The fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

HUNB-07-01 June 29, 2007
1.848939.100

Supplement to the

Fidelity® Nasdaq Composite® Index Tracking Stock

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 39.

The fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

ETFB-07-01 June 29, 2007
1.790428.105